CONSOLIDATED STATEMENTS OF COMPREHENSIVE (LOSS) / INCOME - USD ($) $ in Thousands	12 Months Ended
	Feb. 28, 2026	Feb. 28, 2025	Feb. 29, 2024
CONSOLIDATED STATEMENTS OF COMPREHENSIVE (LOSS) / INCOME
Net (loss) / income	$ 530,138	$ 84,260	$ (4,138)
Other comprehensive (loss) / income
Foreign currency translation adjustment	81,374	(12,658)	(39,297)
Unrealized gain / (loss) on available-for-sale investments:
Unrealized gain / (loss) on available-for-sale investments, net of tax effect of tax expense of $90, $712 and $1,033 for the years ended February 29, 2024, February 28, 2025 and 2026, respectively	(3,805)	(5,066)	4,996
Other comprehensive (loss) / income	77,569	(17,724)	(34,301)
Comprehensive (loss) / income	607,707	66,536	(38,439)
Add: Comprehensive (income) / loss attributable to non-controlling interests shareholders	582	69	(396)
Comprehensive (loss) / income attributable to TAL Education Group's shareholders	$ 608,289	$ 66,605	$ (38,835)